SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - CAD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost, beginning balance		$ 238,411		$ 522,406		$ 427,795
Additions				8,407		123,172
Disposals						(1,500)
Translation differences		(378)		(23,659)		(27,061)
Impairments				(268,743)
Cost, ending balance		238,033		238,411		522,406
Accumulated amortization, beginning balance		228,886		227,291		206,658
Depreciation		4,414		13,446		33,101
Translation differences		(391)		(11,851)		(12,468)
Accumulated amortization, ending balance		232,909		228,886		227,291
Property and Equipment		5,124		9,525	[1]	295,115	[1]
Disposals						1,500
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		34,164		29,019		31,944
Additions				6,664		460
Disposals						(1,500)
Translation differences		(50)		(1,519)		(1,885)
Impairments
Cost, ending balance		34,114		34,164		29,019
Accumulated amortization, beginning balance		28,321		27,588		26,794
Depreciation		2,407		2,172		2,399
Translation differences		(52)		(1,439)		(1,605)
Accumulated amortization, ending balance		30,676		28,321		27,588
Property and Equipment		3,438		5,843		1,431
Disposals						1,500
Vehicles [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		171,633		181,052		192,482
Additions
Disposals
Translation differences		(276)		(9,419)		(11,430)
Impairments
Cost, ending balance		171,357		171,633		181,052
Accumulated amortization, beginning balance		170,073		169,535		150,219
Depreciation		1,570		9,377		28,405
Translation differences		(286)		(8,839)		(9,089)
Accumulated amortization, ending balance		171,357		170,073		169,535
Property and Equipment				1,560		11,517
Disposals
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		32,614		33,310		35,414
Additions				1,039
Disposals
Translation differences		(52)		(1,735)		(2,104)
Impairments
Cost, ending balance		32,562		32,614		33,310
Accumulated amortization, beginning balance		30,492		30,168		29,645
Depreciation		437		1,897		2,297
Translation differences		(53)		(1,573)		(1,774)
Accumulated amortization, ending balance		30,876		30,492		30,168
Property and Equipment		1,686		2,122		3,142
Disposals
Capital work in progress [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	[2]		[3]	279,025	[3]	167,955
Additions			[3]	704	[2],[3]	122,712	[2]
Disposals			[3]				[2]
Translation differences			[3]	(10,986)	[2],[3]	(11,642)	[2]
Impairments	[2],[3]			(268,743)
Cost, ending balance	[3]				[2]	279,025	[2]
Accumulated amortization, beginning balance	[2]		[3]		[3]
Depreciation			[3]		[2],[3]		[2]
Translation differences			[3]		[2],[3]		[2]
Accumulated amortization, ending balance	[3]				[2]		[2]
Property and Equipment			[3]		[2],[3]	279,025	[2]
Disposals			[3]				[2]

[1]	Revised as of December 31, 2022 (Note 4)
[2]	Reclassified
[3]	Reclassified software development costs from Capital Work in Progress to Intangible Assets (Note 6) – Software (See Note 3)